Income tax expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income taxes paid (refund) [abstract]
Standard tax rate applicable in France	25.80%	25.80%
Difference between the standard French tax rate and the rates applicable to Sanofi	(17.90%)	(7.30%)
Tax effect related to amlitelimab	19.30%	0.00%
Revisions to tax exposures and settlements of tax disputes	1.80%	2.30%
Other	1.50%	(1.00%)
Effective tax rate	30.60%	19.80%
Current tax expense (income), related to Pillar Two income taxes	€ 57	€ 17